19 Deferred taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets	R$ 931,736	R$ 905,258	R$ 933,815	R$ 1,054,103
Deferred income tax liabilities	(1,252,452)	(1,339,254)	(1,195,057)	(1,090,857)
Deferred tax assets (liabilities), net	(320,716)	(433,996)	R$ (261,242)	R$ (36,754)
To be realized within 12 months [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets	263,580	189,740
Deferred income tax liabilities	(31,388)	(35,954)
to be realized after one year [member]
Summary of deferred taxes and contributions [Line Items]
Deferred income tax assets	668,156	715,518
Deferred income tax liabilities	R$ (1,221,064)	R$ (1,303,300)